Cash flow information - Reconciliation of liabilities arising from financing activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning	¥ 825,673	¥ 3,401,300	¥ 2,218,050
Additions through business combination		60,692
Changes from financing cash flows:
Proceeds from loans and borrowings		313	410,734
Repayment of loans and borrowings	(5,295)	(416,588)	(2,889)
Interest of loans and borrowings paid	(1,000)	(1,488)	(6,266)
Payment of capital element and interest element of lease liabilities	(317,017)	(215,762)	(193,827)
Payments for acquisition of subsidiaries under common control			(10,471)
Total changes from financing cash flows	(323,312)	(633,525)	197,281
Exchange adjustments	2,428	(66,877)	(9,455)
Other changes:
Fair value changes of paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights		1,625,287	680,033
Decrease in redeemable shares with other preferential rights		(3,963,843)
Increase in lease liabilities from entering into new leases during the year	338,131	403,955	298,516
Decrease in lease liabilities from derecognition	(209,712)	(29,678)	(14,463)
Increase in interest expenses	33,396	28,362	31,338
Forgiveness of loans and borrowings	(8,548)
Total other changes	153,267	(1,935,917)	995,424
At the end	658,056	825,673	3,401,300
Longterm loans and borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning	20,594	416,389	8,060
Additions through business combination		21,979
Changes from financing cash flows:
Proceeds from loans and borrowings		313	410,734
Repayment of loans and borrowings	(5,295)	(416,588)	(2,889)
Total changes from financing cash flows	(5,295)	(416,275)	407,845
Exchange adjustments	197	(1,499)	484
Other changes:
Forgiveness of loans and borrowings	(8,548)
Total other changes	(8,548)
At the end	6,948	20,594	416,389
Paid-in capital subject to redemption and other preferential rights
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning		2,381,327	1,701,294
Changes from financing cash flows:
Exchange adjustments		(42,771)
Other changes:
Fair value changes of paid-in capital subject to redemption and other preferential rights/redeemable shares with other preferential rights		1,625,287	680,033
Decrease in redeemable shares with other preferential rights		(3,963,843)
Total other changes		(2,338,556)	680,033
At the end			2,381,327
Interest payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning	667	610	1,655
Changes from financing cash flows:
Interest of loans and borrowings paid	(1,000)	(1,488)	(6,266)
Total changes from financing cash flows	(1,000)	(1,488)	(6,266)
Exchange adjustments	(29)
Other changes:
Increase in interest expenses	405	1,545	5,221
Total other changes	405	1,545	5,221
At the end	43	667	610
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning	804,412	602,974	496,570
Additions through business combination		38,713
Changes from financing cash flows:
Payment of capital element and interest element of lease liabilities	(317,017)	(215,762)	(193,827)
Total changes from financing cash flows	(317,017)	(215,762)	(193,827)
Exchange adjustments	2,260	(22,607)	(9,939)
Other changes:
Increase in lease liabilities from entering into new leases during the year	338,131	403,955	298,516
Decrease in lease liabilities from derecognition	(209,712)	(29,678)	(14,463)
Increase in interest expenses	32,991	26,817	26,117
Total other changes	161,410	401,094	310,170
At the end	¥ 651,065	¥ 804,412	602,974
Other payables
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning			10,471
Changes from financing cash flows:
Payments for acquisition of subsidiaries under common control			(10,471)
Total changes from financing cash flows			¥ (10,471)